UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock New York Investment Quality Municipal Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New York - 144.7%

Corporate - 14.7%	Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International Paper Company Project), AMT, Series A, 6.625%, 9/01/32	$100	$73,423
	New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5%, 9/01/35	500	305,690
	New York City, New York, City IDA, Special Facility Revenue Bonds (American Airlines, Inc. - JFK International Airport), AMT, 7.625%, 8/01/25 (q)	950	723,957
	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75%, 8/01/31 (q)	300	224,349
	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.50%, 10/01/37	200	180,164
	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125%, 12/01/15	905	905,670

			2,413,253

County/City/Special District/School District - 39.0%	Haverstraw-Stony Point Central School District, New York, GO, 3%, 10/15/26 (a)	250	185,737
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 4.50%, 2/15/47 (b)	75	56,780
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series A, 5%, 2/15/47 (c)	100	81,761
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%, 1/01/39 (d)	250	201,210
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 6.375%, 1/01/39 (e)	100	109,397
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project), 5%, 1/01/46 (d)	400	316,500
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	150	146,894
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Refunding Bonds, Series S-1, 4.50%, 1/15/38	100	86,414
	New York City, New York, City Transitional Finance Authority, Future Tax Secured Revenue Bonds, Series B, 6%, 5/15/10 (f)	2,630	2,806,104

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
IDA	Industrial Development Authority
M/F	Multi-Family
PILOT	Payment in Lieu of Taxes

BlackRock New York Investment Quality Municipal Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York City, New York, GO, Refunding, Series A, 6%, 5/15/10 (f)	$500	$533,480
	New York City, New York, GO, Refunding, Series A, 6%, 5/15/30	10	10,198
	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5%, 10/15/32 (d)	2,000	2,033,360
	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (d)	850	719,329

			6,417,592

Education - 26.0%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/25	95	63,730
	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7%, 5/01/35	60	37,448
	Madison County, New York, IDA, Civic Facility Revenue Bonds (Colgate University Project), Series B, 5%, 7/01/23	2,000	2,057,040
	New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University), 5.25%, 11/01/37 (g)	100	75,556
	New York City, New York, Trust for Cultural Resources Revenue Bonds (The Julliard School), Series A, 5%, 1/01/39	250	253,430
	New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A, 6.125%, 2/15/19 (h)(i)	175	175
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Manhattan College), Series B, 5.30%, 7/01/37 (j)	150	117,135
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Rochester Institute of Technology), Series A, 6%, 7/01/33	175	183,920
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (Teachers College), 5.50%, 3/01/39	200	203,404
	New York State Dormitory Authority Revenue Bonds (New York University), Series I, 5.50%, 7/01/40 (d)	250	275,877
	New York State Dormitory Authority Revenue Bonds (University of Rochester), Series B, 5.625%, 7/01/09 (f)	500	509,425
	Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union College Project), 5%, 7/01/31	500	499,300

			4,276,440

BlackRock New York Investment Quality Municipal Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Health - 17.9%	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds (United Memorial Medical Center Project), 5%, 12/01/27	$100	$60,522
	New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran Medical Center), 5%, 8/01/31 (b)(k)	250	247,333
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (New York University Hospitals Center), Series B, 5.625%, 7/01/37	150	110,862
	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Presbyterian Hospital of New York), 5.25%, 2/15/31 (a)(k)	100	100,772
	New York State Dormitory Authority Revenue Bonds (Hudson Valley Hospital Center), 5%, 8/15/36 (a)(k)(l)	250	251,160
	New York State Dormitory Authority, Revenue Refunding Bonds (Kateri Residence), 5%, 7/01/22	1,000	1,004,410
	New York State Dormitory Authority, Revenue Refunding Bonds (Mount Sinai Health), Series A, 6.50%, 7/01/25	1,000	1,011,340
	Saratoga County, New York, IDA, Civic Facility Revenue Bonds (The Saratoga Hospital Project), Series B, 5.25%, 12/01/32	100	79,636
	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds (Jeffersons Ferry Project), 5%, 11/01/28	115	83,273

			2,949,308

Housing - 10.8%	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series B-1, 5.15%, 11/01/37	250	232,730
	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT, Series J-2, 4.75%, 11/01/27	500	452,490
	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, Series A, 5.25%, 5/01/30 (k)(m)	1,000	1,001,740
	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 143, 4.90%, 10/01/37	100	86,786

			1,773,746

State - 11.8%	New York State Dormitory Authority, Non-State Supported Debt, Lease Revenue Bonds (Municipal Health Facilities Improvement Program), Sub-Series 2-4, 4.75%, 1/15/30	300	281,898
	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds (School District Financing Program), Series B, 5%, 4/01/36 (a)	150	148,896
	New York State Dormitory Authority, Revenue Refunding Bonds (State University Educational Facilities), Series A, 5.25%, 5/15/15 (d)	1,005	1,097,540

BlackRock New York Investment Quality Municipal Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series A, 5%, 3/15/38	$125	$125,768
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.75%, 3/15/36	150	161,951
	New York State, GO, Series A, 5%, 2/15/39	125	126,439

			1,942,492

Transportation - 5.4%	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds, Series B, 5%, 11/15/34	250	242,625
	Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 4.50%, 11/15/37	250	214,200
	Metropolitan Transportation Authority, New York, Revenue Bonds, Series C, 6.50%, 11/15/28	250	275,878
	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5%, 1/01/32 (b)	155	155,488

			888,191

Utilities - 19.1%	Albany, New York, Municipal Water Finance Authority, Second Resolution Revenue Bonds, Series B, 5%, 12/01/33 (b)	1,000	931,720
	Long Island Power Authority, New York, Electric System Revenue Refunding Bonds, Series A, 6.25%, 4/01/33	100	109,702
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	100	107,367
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series C, 5.125%, 6/15/33	1,000	1,007,250
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds, Series B, 5%, 6/15/36 (a)	1,000	995,530

			3,151,569

	Total Municipal Bonds in New York		23,812,591

Guam - 1.1%

Tobacco - 0.4%	Guam Economic Development and Commerce Authority, Tobacco Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47	100	70,146

Utilities - 0.7%	Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding Bonds, 5.875%, 7/01/35	150	118,875

	Total Municipal Bonds in Guam		189,021

Puerto Rico - 10.5%

Education - 3.4%	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5%, 3/01/26	800	553,808

State - 5.0%	Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7, 6%, 7/01/28 (b)	250	244,960

BlackRock New York Investment Quality Municipal Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital Appreciation Revenue Bonds, Series A, 4.999%, 7/01/44 (d)(n)	$395	$28,428
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50%, 2/01/12 (f)	495	545,643

			819,031

Tobacco - 2.1%	Children’s Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds, 5.625%, 5/15/43	500	351,035

	Total Municipal Bonds in Puerto Rico		1,723,874

	Total Long-Term Investments (Cost - $27,046,144) - 156.3%		25,725,486

	Short-Term Securities	Shares

Money Market Fund - 1.9%	CMA New York Municipal Money Fund, 0.18% (o)(p)	317,050	317,050

	Total Short-Term Securities (Cost - $317,050) - 1.9%		317,050

	Total Investments (Cost - $27,363,194*) - 158.2%		26,042,536
	Other Assets Less Liabilities - 1.3%		214,675
	Preferred Shares, at Redemption Value - (59.5)%		(9,800,851)

	Net Assets Applicable to Common Shares - 100.0%		$16,456,360

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,362,694

Gross unrealized appreciation	$648,768
Gross unrealized depreciation	(1,968,926)

Net unrealized depreciation	$(1,320,158)

(a)	FSA Insured.

(b)	NPFGC Insured.

(c)	FGIC Insured.

(d)	AMBAC Insured.

(e)	Assured Guaranty Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	ACA Insured.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Non-income producing security.

(j)	Radian Insured.

(k)	FHA Insured.

(l)	BHAC Insured.

(m)	GNMA Collateralized.

(n)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(o)	Represents the current yield as of report date.

(p)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	103,814	$3,990

BlackRock New York Investment Quality Municipal Trust

Schedule of Investments April 30, 2009 (Unaudited)

(q)	Variable rate security. Rate shown is as of report date.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Level 1	$317,050
Level 2	25,725,486
Level 3	—

Total	$26,042,536

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: June 19, 2009